TRANSACTIONS WITH RELATED PARTIES (Kibbutz) (Details) ₪ in Thousands, $ in Thousands			12 Months Ended
	Aug. 06, 2013 ILS (₪) m²	Aug. 06, 2013 USD ($) m²	Dec. 31, 2023 ILS (₪) shares	Dec. 31, 2023 USD ($) shares	Dec. 31, 2022 ILS (₪)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2012 ILS (₪)	Dec. 31, 2012 USD ($)	Dec. 31, 2011 m²
Kibbutz [Member]
Related Party Transaction [Line Items]
Percentage of ownership			30.20%	30.20%
Number of shares which entity has shared voting power | shares			14,029,494	14,029,494
Outstanding percentage of ordinary shares			40.60%	40.60%
Proceeds from sale-leaseback transaction								₪ 43,700	$ 10,900
Lease term								10 years	10 years
Annual rent					₪ 8,100	$ 2,600		₪ 4,100	$ 1,200
Kibbutz [Member] | Manpower Agreement [Member]
Related Party Transaction [Line Items]
Additional contract term			3 years	3 years
Payment For Manpower Service Fees				$ 1,553		1,768	$ 1,803
Kibbutz [Member] | Kibbutz Services [Member]
Related Party Transaction [Line Items]
Notice period to cancel agreement upon a material breach			30 days	30 days
Notice period to cancel agreement upon liquidation of the other party			45 days	45 days
Payments for Other Fees				$ 810		1,334	$ 1,468
Kibbutz [Member] | Land Use Agreement [Member]
Related Party Transaction [Line Items]
Contract term			20 years	20 years
Related Party Transaction, Amounts of Transaction			₪ 18,600	$ 5,980
Area of property | m²	12,800	12,800								30,744
Unbuilt area of property | m²										60,870
Fee for land use agreement	₪ 70	$ 22
Kibbutz [Member] | Land Use Agreement [Member] | Warehouse Site [Member]
Related Party Transaction [Line Items]
Interest rate			1.40%	1.40%
Kibbutz [Member] | Construction of Access Road [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Amounts of Transaction			₪ 3,300	$ 910
Expenses incurred			300	83
Kibbutz [Member] | Paving Commitment [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Amounts of Transaction			₪ 200	$ 55
Tene [Member]
Related Party Transaction [Line Items]
Number of shares which entity has shared voting power | shares			14,029,494	14,029,494
Outstanding percentage of ordinary shares			40.60%	40.60%
Shareholders loan [Member]
Related Party Transaction [Line Items]
Percentage of assumption of shareholders loan							55.00%
Sdot-yam And Bar-lev [Member] | Land Purchase Agreement and Leaseback [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Amounts of Transaction				$ 7,857		$ 8,162	$ 7,665